DEBT (Details Textual) (USD $)	1 Months Ended					2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended									9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended		9 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended											9 Months Ended			9 Months Ended
	Aug. 31, 2011	May 31, 2011	Nov. 30, 2010	Oct. 31, 2010	May 31, 2010	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Aug. 04, 2011	Jun. 20, 2011	Mar. 30, 2011	Dec. 29, 2010	Jan. 06, 2010	Sep. 30, 2011 S B G Properties [Member]	Sep. 30, 2011 Stan Checketts Properties [Member]	Jun. 30, 2012 Secured Lease Payable Bank [Member]	Sep. 30, 2011 Secured Lease Payable Bank [Member]		Sep. 30, 2008 Secured Lease Payable Bank [Member]	Sep. 30, 2010 Secured Lease Payable Bank [Member]	Dec. 31, 2007 Secured Lease Payable Bank [Member]	Jun. 30, 2012 Unsecured Loan Payable [Member]	Sep. 30, 2011 Unsecured Loan Payable [Member]	Sep. 30, 2010 Unsecured Loan Payable [Member]	Jun. 30, 2012 Line Of Credit [Member]	Dec. 29, 2010 Line Of Credit [Member]	Jun. 30, 2012 Convertible Notes Payable [Member]	Sep. 30, 2011 Convertible Notes Payable [Member]	Jul. 31, 2010 Convertible Notes Payable [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] Warrants 2011 [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] Placement Agent Warrants [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] November 1 2011 [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] November 1 2011 [Member] Warrants 2011 [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] November 18, 2011 [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] December 9 2011 [Member] Warrants 2011 [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] Notes 2011 [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] Notes 2011 [Member] Revaluation [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] Notes 2011 [Member] November 1 2011 [Member]	Nov. 01, 2011 November and December 2011 Private Placement Offering [Member] Notes 2011 [Member] November 1 2011 [Member]	Jun. 30, 2012 November and December 2011 Private Placement Offering [Member] Notes 2011 [Member] November 18, 2011 [Member]	Nov. 18, 2011 November and December 2011 Private Placement Offering [Member] Notes 2011 [Member] November 18, 2011 [Member]	Dec. 09, 2011 November and December 2011 Private Placement Offering [Member] Notes 2011 [Member] December 9 2011 [Member]	Jun. 30, 2012 June 2012 Private Placement Offering [Member]	Jun. 30, 2012 June 2012 Private Placement Offering [Member] Warrants 2012 [Member]	Jun. 30, 2012 June 2012 Private Placement Offering [Member] Placement Agent Warrants [Member]	Jun. 30, 2012 June 2012 Private Placement Offering [Member] Notes 2012 [Member]	Jun. 14, 2012 June 2012 Private Placement Offering [Member] Notes 2012 [Member]
Capital Lease Period																								sixty month
Capital Lease Obligations																										$ 135,675
Capital Lease Interest Rate During Period																					6.45%	6.45%		6.45%
Debt- current portion								96,151		96,151		110,780	506,908								(15,613) [1]	(30,242)	[1]		28,358		80,538	80,538	80,538
Loan Payable Interest Rate During Period							12.00%																				10.00%	10.00%
Debt Current Including Accrued Interest																						88,971					95,877
Long-term Line of Credit									1,000,000		1,000,000						3,250,000													400,000	3,250,000	(7,842,348)	0
Line of Credit Facility, Interest Rate During Period					0.06%		3.00%					0.0325%																		5.00%
Line Of Credit Facility Due Date							Oct. 29, 2011					Dec. 31, 2011																		Aug. 14, 2012
Line of Credit Facility, Expiration Date																														Jun. 14, 2012
Debt Instrument, Interest Rate, Stated Percentage														0.05%				6.00%																6.00%											6.00%								6.00%
2012 Notes issued in 2012 Offering														300,000																															9,400,000		1,350,000	925,000					5,000,000
Number Of Warrants Issued To Purchase Common Stock One																																							2,200,000											20,000
Issuance of warrants for financing										0	3,899,866	3,899,866	0																										2,700,000		925,000					1,250,000						5,000,000
Debt Instrument, Maturity Date	Oct. 04, 2011						Dec. 31, 2010			Aug. 01, 2027																							Dec. 31, 2011																			Jun. 14, 2017
Debt Instrument Face Amount For Each Investment																																												100,000								100,000
Number Of Warrants Issued To Purchase Common Stock Two																																							23,530												41,700
Number Of Warrants Issued To Purchase Common Stock		162,500				325,000																															109,176				218,000					318,000
Short-term Debt, Refinanced, Amount																																						6,700,000		100,000
Debt Instrument Maturity Period																																									five years
Debt Instrument, Convertible, Conversion Price																																																					$ 5
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate								3.807%		3.807%		3.807%
Percentage Of Amount Payable To Holders Of Registrable Shares																																										1.00%										1.00%
Derivative Liability, Fair Value, Gross Liability																																				5,309,941	212,040													1,580,308
Debt Instrument, Unamortized Discount																																	0			10,619,882														3,160,616
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																																				0.00%							0.00%							0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																				52.70%							53.43%							53.43%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																				0.90%							0.90%							0.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																																				5 years							4 years 4 months 6 days							5 years
Amortization of discount on convertible debt								559,090	0	1,414,594	0																					705,118	0		1,386,500														28,094
Revaluation Of Derivative Fair Value Of Derivative Liability																																					262,428					13,149,312
Derivative, Loss on Derivative																																					50,388					2,529,430
Value Of Warrants Issued To Purchase Common Stock																																					212,040
Debt Instrument Minimum Convertible Conversion Price 1																																										$ 4.25											$ 0.25
Warrants Maturity Period																																				five year
Investment Warrants, Exercise Price																																				$ 4.25
Debt Instrument Payment Description																																										"Interest accrues on the Notes at 6% per annum. Interest is payable quarterly, commencing on December 31, 2011, at the Company''s option, interest may be payable in: (i) cash or (ii) shares of the Common Stock. If the Company elects to pay interest in shares of its Common Stock on an interest payment date, the number of shares issuable will be equal to the quotient obtained by dividing the amount of accrued and unpaid interest payable on such interest payment date by the lesser of: (i) the Conversion Price, and (ii) the average of the last sale price of the Common Stock during the ten (10) consecutive trading days ending on the fifth (5th) trading day immediately preceding such interest payment date (the Average Price), if the average daily trading volume (the ADTV) of the Common Stock for the ten (10) trading days prior to the interest payment date is less than $100,000 per day, provided, however if the ADTV is equal to or greater than $100,000, it will be the Average Price, and not the Conversion Price.The outstanding principal amount of the Notes and accrued and unpaid interest thereon will automatically convert into a number of shares of Common Stock determined by dividing the outstanding principal amount of the Notes plus accrued and unpaid interest thereon, by the Conversion Price in effect on the mandatory conversion date. The mandatory conversion date is the date on which (i) the last sale price of the Common Stock on 20 of the 30 immediately preceding trading days equals or exceeds 200% of the Conversion Price; (ii) the shares issuable upon conversion of the Notes are eligible for resale under an effective registration statement and/or Rule 144 promulgated under the Securities Act of 1933, as amended, without restriction as to volume or manner of sale and (iii) the ADTV during such 30 trading day period equals or exceeds $500,000."										"Interest accrues on the 2012 Notes at 6% per annum. Interest is payable quarterly, commencing on June 30, 2012. At the Company''s option, interest may be payable in: (i) cash or (ii) shares of the Common Stock. If the Company elects to pay interest in shares of its Common Stock on an interest payment date, the number of shares issuable will be equal to the quotient obtained by dividing the amount of accrued and unpaid interest payable on such interest payment date by the lesser of: (i) the Conversion Price, and (ii) the average of the last sale price of the Common Stock during the ten (10) consecutive trading days ending on the fifth (5th) trading day immediately preceding such interest payment date (the Average Price), if the average daily trading volume (the ADTV) of the Common Stock for the ten (10) trading days prior to the interest payment date is less than $100,000 per day, provided, however if the ADTV is equal to or greater than $100,000, it will be the Average Price, and not the Conversion Price. The outstanding principal amount of the 2012 Notes and accrued and unpaid interest thereon will automatically convert into a number of shares of Common Stock determined by dividing the outstanding principal amount of the 2012 Notes plus accrued and unpaid interest thereon, by the Conversion Price in effect on the mandatory conversion date. The mandatory conversion date is the date on which (i) the last sale price of the Common Stock on 20 of the 30 immediately preceding trading days equals or exceeds 200% of the Conversion Price; (ii) the shares issuable upon conversion of the 2012 Notes are eligible for resale under an effective registration statement and/or Rule 144 promulgated under the Securities Act of 1933, as amended, without restriction as to volume or manner of sale, and (iii) the ADTV during such 30 trading day period equals or exceeds $500,000."
Debt Instrument Interest Accrued Percentage																																										6.00%
Placement Agent Fees Paid																																																	274,000
Investment Warrants Expiration Date																																																			Jun. 14, 2017
Secured by equipment												7,869										38,111
Other Loans Payable			398,012
Debt Conversion, Converted Instrument, Shares Issued			79,603
Common stock, par value (in dollars per share)			$ 0.001					$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001
Warrants Exercise Price		$ 6	$ 5	$ 5		$ 6						$ 4.25	$ 6
Warrants Exercise Period			five year warrants
Line Of Credit Due To Related Party																	1,750,000
Warrants Issued Description												Under the terms of the commitment letter, each lender received one five-year warrant to purchase one share of the Company's common stock for every dollar that lender committed under the line of credit, with an exercise price of $6.00 per share
Additional Warrants Issued Description												In addition, upon each draw down on the line of credit, each lender received additional warrants at a rate of three warrants for each dollar drawn down from that lender's commitment, with the amount of the draw down attributable to each investor's commitment to be determined on a pro rata basis
Amount Received Towards Line Of Credit		1,083,336				2,166,664
Notes Issued		1,083,336				2,166,664
Debt Instrument, Interest Rate During Period		0.03%				0.03%				3.81%		6.00%
Notes Issued To Related Party		1,166,666				583,334
Warrants Issued To Related Parties		87,500				175,000							87,500
Line of Credit Facility, Maximum Borrowing Capacity		1,300,000														3,250,000
Line of Credit Facility, Maximum Amount Outstanding During Period		273,000
Line of Credit Facility, Amount Outstanding												273,000
Debt Including Accrued Interest												300,142																						292,461
Debt Conversion Converted Instrument Shares Issued Description												The loan was convertible into shares of the Company's common stock and warrants to purchase shares of common stock at a conversion rate of $5.00 for one share of our common stock and one five-year warrant to purchase one additional share with an exercise price of $5.00 per share.
Convertible Notes Payable																																		273,000
Number Of Warrants Issued To Purchase Common Stock Description																																	The note, together with accrued but unpaid interest, was convertible into shares of the Company's common stock and warrants to purchase shares of common stock at a rate of $5.00 for a unit consisting of one share of our common stock and one five-year warrant to purchase one additional share at an exercise price of $5.00 per share.
Deffered Rental Payments																			220,763	133,571
Proceeds From Private Placement Offering By Company												$ 775,000

[1]	payable in monthly installments of $2, 651 including interest at 6.448% maturing on December 1, 2012